Other Receivables	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Other Receivables
11	OTHER RECEIVABLES

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Prepayments	5,218	5,563
Deposits	8,690	9,186
Others	6,432	6,155
Derivative financial instruments (Note 5)	198	—

	20,538	20,904

Analyzed as:
Current	14,117	15,885
Non-current	6,421	5,019

	20,538	20,904

Non-current

other receivables relate to refundable deposits for office
leases
and utilities that are

non-interest

bearing and are refundable in years 2025 to 2028 (2022: 2024 to 2027).
For purpose of impairment assessment, other receivables are considered to have low credit risk as they are not due for payment at the end of the reporting period and there has been no significant increase in the risk of default on the receivables since initial recognition. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at an amount equal to

12-month

ECL.
In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that may be specific to the debtors in estimating the probability of default of each of these receivables, as well as the loss upon default in each case. Management has determined that those receivables are subject to immaterial credit loss and adequate loss allowance has been provided.